Offerings	Sep. 03, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, DKK 1 nominal value per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	138.37
Maximum Aggregate Offering Price	$ 138,370,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 20,423.42
Offering Note
*
The ordinary shares registered hereby may be represented by the Registrant’s American Depositary Shares (“ADSs”), each of which represents one ordinary share. ADSs issuable upon deposit of the ordinary shares registered hereby have been registered under a separate registration statement on Form
F-6
(Registration
No. 333-201695).

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional ordinary shares of the Registrant that become issuable under the Incentive Scheme pursuant to the Incentive Scheme pursuant to Appendix 1a to the Articles of Association of Ascendis Pharma A/S (the “Appendix 1a Incentive Scheme”) and the Ascendis Pharma A/S Restricted Stock Unit Program (the “RSU Program”), by reason of any share dividend, share split, bonus issue, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding ordinary shares.

(2)	Represents 1,000,000 ordinary shares represented by ADSs available for future issuance under the Appendix 1a Incentive Scheme.
(3)
Pursuant to 457(c) and 457(h) under the Securities Act, the proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee and is based upon the average of the high and low prices of the Registrant’s ADSs as reported on the Nasdaq Global Select Market on August 29, 2024, which date is within five business days prior to filing this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, DKK 1 nominal value
Amount Registered | shares	23,072
Proposed Maximum Offering Price per Unit	138.37
Maximum Aggregate Offering Price	$ 3,192,473
Fee Rate	0.01476%
Amount of Registration Fee	$ 471.21
Offering Note
*
The ordinary shares registered hereby may be represented by the Registrant’s American Depositary Shares (“ADSs”), each of which represents one ordinary share. ADSs issuable upon deposit of the ordinary shares registered hereby have been registered under a separate registration statement on Form
F-6
(Registration
No. 333-201695).

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional ordinary shares of the Registrant that become issuable under the Incentive Scheme pursuant to the Incentive Scheme pursuant to Appendix 1a to the Articles of Association of Ascendis Pharma A/S (the “Appendix 1a Incentive Scheme”) and the Ascendis Pharma A/S Restricted Stock Unit Program (the “RSU Program”), by reason of any share dividend, share split, bonus issue, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding ordinary shares.

(3)
Pursuant to 457(c) and 457(h) under the Securities Act, the proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee and is based upon the average of the high and low prices of the Registrant’s ADSs as reported on the Nasdaq Global Select Market on August 29, 2024, which date is within five business days prior to filing this Registration Statement.

(4)	Represents 23,072 ordinary shares represented by ADSs available for future issuance under the RSU Program.